Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 817	£ 2,783
Derivative financial instruments, liabilities	(5,734)	(9,136)
Derivative financial instruments, non-current assets	499	1,609
Derivative financial instruments, non-current liabilities	(5,472)	(9,136)
Derivative financial instruments, current assets	318	1,174
Derivative financial instruments, current liabilities	(262)
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	809	150
Derivative financial instruments, non-current assets	499	54
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		223
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	8	2,410
Derivative financial instruments, non-current assets		1,555
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(5,121)	(9,136)
Derivative financial instruments, non-current liabilities	(5,121)	£ (9,136)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(527)
Derivative financial instruments, non-current liabilities	(351)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(28)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	£ (58)